FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Book value of financial assets representing exposure to credit risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 22,763,080	R$ 10,218,440
Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	13,590,776	6,835,057
Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	7,758,329	2,396,857
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 1,413,975	R$ 986,526